Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

28.	FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Willis North America Inc. (‘Willis North America’) had $148 million senior notes outstanding that were issued on July 1, 2005 that were subsequently repaid on July 1, 2015 and has $394 million of senior notes issued on March 28, 2007 and $187 million of senior notes issued on September 29, 2009.
All direct obligations under the senior notes are jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc (formerly Trinity Acquisition Limited), Willis Group Limited and additionally, effective from March 9, 2016, Willis Towers Watson Sub Holdings Limited and WTW Bermuda Holdings Ltd., collectively the ‘Other Guarantors’, and with Willis Towers Watson, the ‘Guarantor Companies’.
The debt securities that were issued by Willis North America and guaranteed by the entities described above, and for which the disclosures set forth below relate and are required under applicable SEC rules, were issued under an effective registration statement.
Presented below is condensed consolidating financial information for:

(i)	Willis Towers Watson, which is a guarantor, on a parent company only basis;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent and are all direct or indirect parents of the issuer;

(iii)	the Issuer, Willis North America;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2015 of Willis Towers Watson, the Other Guarantors and the Issuer.
The entities included in the Other Guarantors column as of December 31, 2015 are Willis Towers Watson Sub Holdings Limited, Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, WTW Bermuda Holdings Ltd., Trinity Acquisition plc (formerly Trinity Acquisition Limited) and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$11	$3,798	$—	$3,809
Investment income	—	1	—	11	—	12
Other income	—	—	—	8	—	8
Total revenues	—	1	11	3,817	—	3,829
EXPENSES
Salaries and benefits	(1)	(1)	(77)	(2,227)	—	(2,306)
Other operating expenses	(12)	(113)	(1)	(673)	—	(799)
Depreciation expense	—	(6)	(16)	(73)	—	(95)
Amortization of intangible assets	—	—	—	(76)	—	(76)
Restructuring costs	—	(28)	(13)	(85)	—	(126)
Total expenses	(13)	(148)	(107)	(3,134)	—	(3,402)
OPERATING (LOSS) INCOME	(13)	(147)	(96)	683	—	427
Other (expense) income, net	(10)	42	—	23	—	55
Income from Group undertakings	—	225	236	110	(571)	—
Expenses due to Group undertakings	—	(31)	(189)	(351)	571	—
Interest expense	(43)	(39)	(42)	(18)	—	(142)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(66)	50	(91)	447	—	340
Income tax benefit (expense)	—	29	17	(13)	—	33
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(66)	79	(74)	434	—	373
Interest in earnings of associates, net of tax	—	9	—	2	—	11
Equity account for subsidiaries	439	347	106	—	(892)	—
NET INCOME	373	435	32	436	(892)	384
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$373	$435	$32	$425	$(892)	$373

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$402	$462	$49	$455	$(965)	$403
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Comprehensive income attributable to Willis Towers Watson	$402	$462	$49	$454	$(965)	$402

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	—	8	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	—	(81)	(2,232)	—	(2,314)
Other operating expenses	(16)	(95)	(38)	(510)	—	(659)
Depreciation expense	—	(4)	(17)	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring costs	—	(11)	(3)	(22)	—	(36)
Total expenses	(17)	(110)	(139)	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(110)	(131)	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	221	313	102	(636)	—
Expenses due to Group undertakings	—	(33)	(179)	(424)	636	—
Interest expense	(43)	(35)	(45)	(12)	—	(135)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(177)	(42)	582	230	518
Income tax benefit (expense)	—	25	24	(208)	—	(159)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(152)	(18)	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	570	76	—	(1,083)	—
NET INCOME	362	428	58	378	(853)	373
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$362	$428	$58	$367	$(853)	$362

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(110)	$49	$(3)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Towers Watson	$(11)	$69	$(110)	$44	$(3)	$(11)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	—	8	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	—	(103)	(2,103)	—	(2,207)
Other operating expenses	(5)	(69)	(163)	(399)	—	(636)
Depreciation expense	—	(3)	(20)	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(72)	(286)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(72)	(278)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	191	364	86	(641)	—
Expenses due to Group undertakings	(10)	(34)	(141)	(456)	641	—
Loss on extinguishment of debt	—	—	(60)	—	—	(60)
Interest expense	(42)	(16)	(63)	(5)	—	(126)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	65	(178)	675	(10)	499
Income tax benefit (expense)	—	23	—	(145)	—	(122)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	88	(178)	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	320	150	—	(888)	—
NET INCOME (LOSS)	365	417	(28)	521	(898)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$365	$417	$(28)	$509	$(898)	$365

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$74	$636	$(1,263)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Towers Watson	$522	$565	$74	$624	$(1,263)	$522

Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$2	$—	$527	$—	$532
Accounts receivable, net	—	—	7	1,251	—	1,258
Fiduciary assets	—	—	—	10,458	—	10,458
Other current assets	1	49	18	194	(7)	255
Amounts due from Group undertakings	3,423	1,684	822	1,259	(7,188)	—
Total current assets	3,427	1,735	847	13,689	(7,195)	12,503
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,208	832	—	(4,040)	—
Fixed assets, net	—	23	35	505	—	563
Goodwill	—	—	—	3,737	—	3,737
Other intangible assets, net	—	—	—	1,115	—	1,115
Investments in associates	—	—	—	13	—	13
Deferred tax assets	—	—	—	76	—	76
Pension benefits asset	—	—	—	623	—	623
Other non-current assets	—	8	2	199	—	209
Non-current amounts due from Group undertakings	—	518	785	—	(1,303)	—
Total non-current assets	—	3,757	1,654	6,268	(5,343)	6,336
TOTAL ASSETS	$3,427	$5,492	$2,501	$19,957	$(12,538)	$18,839
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,458	$—	$10,458
Deferred revenue and accrued expenses	1	13	55	683	—	752
Income taxes payable	—	—	—	52	(7)	45
Short-term debt and current portion of long-term debt	300	609	—	79	—	988
Other current liabilities	15	38	23	482	—	558
Amounts due to Group undertakings	—	4,141	1,545	1,502	(7,188)	—
Total current liabilities	316	4,801	1,623	13,256	(7,195)	12,801
NON-CURRENT LIABILITIES
Investments in subsidiaries	387	—	—	—	(387)	—
Long-term debt	495	1,203	580	—	—	2,278
Liabilities for pension benefits	—	—	—	279	—	279
Deferred tax liabilities	—	1	—	239	—	240
Provisions for liabilities	—	—	—	295	—	295
Other non-current liabilities	—	21	15	497	—	533
Non-current amounts due to Group undertakings	—	—	518	785	(1,303)	—
Total non-current liabilities	882	1,225	1,113	2,095	(1,690)	3,625
TOTAL LIABILITIES	$1,198	$6,026	$2,736	$15,351	$(8,885)	$16,426

Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	53	—	53

EQUITY
Total Willis Towers Watson stockholders’ equity	2,229	(534)	(235)	4,422	(3,653)	2,229
Noncontrolling interests	—	—	—	131	—	131
Total equity	2,229	(534)	(235)	4,553	(3,653)	2,360
TOTAL LIABILITIES AND EQUITY	$3,427	$5,492	$2,501	$19,957	$(12,538)	$18,839

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	—	3	1,041	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Other current assets	—	27	8	206	(29)	212
Amounts due by group undertakings	3,675	923	1,057	1,114	(6,769)	—
Total current assets	3,684	952	1,068	11,933	(6,798)	10,839
NON-CURRENT ASSETS
Investments in subsidiaries	—	2,537	715	—	(3,252)	—
Fixed assets, net	—	20	42	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	19	—	19
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	—	1	3	206	—	210
Non-current amounts due by group undertakings	—	518	740	—	(1,258)	—
Total non-current assets	—	3,223	1,500	4,369	(4,510)	4,582
TOTAL ASSETS	$3,684	$4,175	$2,568	$16,302	$(11,308)	$15,421
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	4	30	584	—	619
Income taxes payable	—	—	7	55	(29)	33
Short-term debt and current portion of long-term debt	—	17	149	1	—	167
Other current liabilities	67	11	46	320	—	444
Amounts due to group undertakings	—	4,374	1,499	896	(6,769)	—
Total current liabilities	68	4,406	1,731	10,804	(6,798)	10,211
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	793	758	579	—	—	2,130
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	147	—	147
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	—	17	372	—	389
Non-current amounts due to group undertakings	—	—	518	740	(1,258)	—
Total non-current liabilities	1,631	758	1,114	1,737	(2,096)	3,144
TOTAL LIABILITIES	$1,699	$5,164	$2,845	$12,541	$(8,894)	$13,355

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Towers Watson stockholders’ equity	1,985	(989)	(277)	3,680	(2,414)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	(277)	3,702	(2,414)	2,007
TOTAL LIABILITIES AND EQUITY	$3,684	$4,175	$2,568	$16,302	$(11,308)	$15,421

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(10)	$583	$43	$(223)	$(150)	$243
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(10)	(8)	(128)	—	(146)
Additions to intangibles assets	—	—	—	(12)	—	(12)
Acquisitions of operations, net of cash acquired	—	—	—	(845)	—	(845)
Payments to acquire other investments, net of distributions received.	—	—	—	3	—	3
Proceeds from sale of operations, net of cash disposed	—	—	—	44	—	44
Proceeds from intercompany investing activities	321	49	87	151	(608)	—
Repayments of intercompany investing activities	(82)	(746)	—	(181)	1,009	—
Additional investment in subsidiaries	—	(598)	—	—	598	—
Net cash provided by (used in) investing activities	239	(1,305)	79	(955)	999	(943)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from drawdown of revolving credit facility	—	469	—	—	—	469
Debt issuance costs	—	(5)	—	—	—	(5)
Repayments of debt	—	(16)	(149)	(1)	—	(166)
Proceeds from issue of other debt	—	592	—	—	—	592
Repurchase of shares	(82)	—	—	—	—	(82)
Proceeds from issue of shares	124	—	—	598	(598)	124
Excess tax benefits from share-based payment arrangements	—	—	—	7	—	7
Dividends paid	(277)	—	—	(150)	150	(277)
Acquisition of noncontrolling interests	—	—	—	(5)	—	(5)
Dividends paid to noncontrolling interests	—	—	—	(16)	—	(16)
Proceeds from intercompany financing activities	—	154	27	828	(1,009)	—
Repayments of intercompany financing activities	—	(472)	—	(136)	608	—
Net cash (used in) provided by financing activities	(235)	722	(122)	1,125	(849)	641
DECREASE IN CASH AND CASH EQUIVALENTS	(6)	—	—	(53)	—	(59)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(44)	—	(44)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	9	2	—	624	—	635
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$2	$—	$527	$—	$532

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$387	$265	$212	$(352)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	1	6	(1)	6
Additions to fixed assets	—	(9)	(10)	(95)	1	(113)
Additions to intangible assets	—	—	—	(4)	—	(4)
Acquisitions of operations, net of cash acquired	—	—	—	(241)	—	(241)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	—	120	435	(916)	—
Repayments of intercompany investing activities	—	(53)	(131)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(62)	(20)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	(15)	—	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Dividends paid	(210)	—	—	(352)	352	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	46	4	180	(230)	—
Repayments of intercompany financing activities	—	(353)	(249)	(314)	916	—
Net cash used in financing activities	(289)	(326)	(245)	(470)	1,007	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$125	$7	$662	$(237)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	3	9	—	12
Additions to fixed assets	—	(7)	(11)	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of operations, net of cash acquired	—	(237)	(230)	(30)	467	(30)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(3)	—	(3)
Proceeds from sale of operations, net of cash disposed	—	—	230	257	(467)	20
Proceeds from intercompany investing activities	383	211	36	60	(690)	—
Repayments of intercompany investing activities	(347)	(442)	(120)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(475)	(92)	(588)	999	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	522	—	—	—	522
Debt issuance costs	—	(8)	—	—	—	(8)
Repayments of debt	—	(15)	(521)	—	—	(536)
Tender premium on extinguishment of senior notes	—	—	(65)	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(193)	—	(230)	(7)	237	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Cash received on intercompany financing activities	—	321	901	467	(1,689)	—
Cash paid on intercompany financing activities	—	(467)	—	(223)	690	—
Net cash (used in) provided by financing activities	(38)	353	85	225	(762)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796

30.	FINANCIAL INFORMATION FOR ISSUER, PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Trinity Acquisition plc (formerly Trinity Acquisition Limited) has $525 million senior notes outstanding that were issued on August 15, 2013.
All direct obligations under the senior notes were jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Willis Group Limited and Willis North America Inc, and additionally, effective from March 9, 2016 , Willis Towers Watson Sub Holdings Limited and WTW Bermuda Holdings Ltd., collectively the ‘Other Guarantors’, and with Willis Towers Watson, the ‘Guarantor Companies’.
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by the Company and Willis North America (the ‘Willis North America Debt Securities’) in that Trinity Acquisition plc (formerly Trinity Acquisition Limited) is the issuer and not a subsidiary guarantor, and Willis North America Inc. is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Towers Watson, which is a guarantor, on a parent company only basis;

(ii)
the Other Guarantors, which are all wholly owned subsidiaries (directly or indirectly) of the parent. Willis Towers Watson Sub Holdings Limited, Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited, TA I Limited and WTW Bermuda Holdings Ltd. are all direct or indirect parents of the issuer and Willis Group Limited and Willis North America Inc., are direct or indirect wholly owned subsidiaries or the issuer;

(iii)	Trinity Acquisition plc (formerly Trinity Acquisition Limited), which is the issuer and is a 100 percent indirectly owned subsidiary of the parent;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets as of December 21, 2015 of Willis Towers Watson, the Other Guarantors and the Issuer.
The entities included in the Other Guarantors column as of December 31, 2015 are Willis Towers Watson Sub Holdings Limited, Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, Willis North America Inc.,TA I Limited, WTW Bermuda Holdings Ltd. and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$11	$—	$3,798	$—	$3,809
Investment income	—	1	—	11	—	12
Other income	—	—	—	8	—	8
Total revenues	—	12	—	3,817	—	3,829
EXPENSES
Salaries and benefits	(1)	(78)	—	(2,227)	—	(2,306)
Other operating expenses	(12)	(114)	—	(673)	—	(799)
Depreciation expense	—	(22)	—	(73)	—	(95)
Amortization of intangible assets	—	—	—	(76)	—	(76)
Restructuring costs	—	(41)	—	(85)	—	(126)
Total expenses	(13)	(255)	—	(3,134)	—	(3,402)
OPERATING (LOSS) INCOME	(13)	(243)	—	683	—	427
Other (expense) income, net	(10)	42	—	23	—	55
Income from Group undertakings	—	374	93	110	(577)	—
Expenses due to Group undertakings	—	(200)	(26)	(351)	577	—
Interest expense	(43)	(41)	(40)	(18)	—	(142)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(66)	(68)	27	447	—	340
Income tax benefit (expense)	—	51	(5)	(13)	—	33
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(66)	(17)	22	434	—	373
Interest in earnings of associates, net of tax	—	9	—	2	—	11
Equity account for subsidiaries	439	443	337	—	(1,219)	—
NET INCOME	373	435	359	436	(1,219)	384
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$373	$435	$359	$425	$(1,219)	$373

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$402	$462	$400	$455	$(1,316)	$403
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Comprehensive income attributable to Willis Towers Watson	$402	$462	$400	$454	$(1,316)	$402

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	8	—	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	(81)	—	(2,232)	—	(2,314)
Other operating expenses	(16)	(133)	—	(510)	—	(659)
Depreciation expense	—	(21)	—	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring costs	—	(14)	—	(22)	—	(36)
Total expenses	(17)	(249)	—	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(241)	—	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	450	91	102	(643)	—
Expenses due to Group undertakings	—	(190)	(29)	(424)	643	—
Interest expense	(43)	(44)	(36)	(12)	—	(135)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(245)	26	582	230	518
Income tax benefit (expense)	—	54	(5)	(208)	—	(159)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(191)	21	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	609	314	—	(1,360)	—
NET INCOME	362	428	335	378	(1,130)	373
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$362	$428	$335	$367	$(1,130)	$362

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(5)	$49	$(108)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Towers Watson	$(11)	$69	$(5)	$44	$(108)	$(11)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	8	—	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	(103)	—	(2,103)	—	(2,207)
Other operating expenses	(5)	(231)	(1)	(399)	—	(636)
Depreciation expense	—	(23)	—	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(357)	(1)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(349)	(1)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	491	68	86	(645)	—
Expenses due to Group undertakings	(10)	(153)	(26)	(456)	645	—
Loss on extinguishment of debt	—	(60)	—	—	—	(60)
Interest expense	(42)	(61)	(18)	(5)	—	(126)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	(136)	23	675	(10)	499
Income tax benefit (expense)	—	29	(6)	(145)	—	(122)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	(107)	17	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	515	344	—	(1,277)	—
NET INCOME	365	417	361	521	(1,287)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$365	$417	$361	$509	$(1,287)	$365

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$504	$636	$(1,693)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Towers Watson	$522	$565	$504	$624	$(1,693)	$522

Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$2	$—	$527	$—	$532
Accounts receivable, net	—	7	—	1,251	—	1,258
Fiduciary assets	—	—	—	10,458	—	10,458
Other current assets	1	72	—	194	(12)	255
Amounts due from group undertakings	3,423	951	1,538	1,259	(7,171)	—
Total current assets	3,427	1,032	1,538	13,689	(7,183)	12,503
NON-CURRENT ASSETS
Investments in subsidiaries	—	4,069	3,092	—	(7,161)	—
Fixed assets, net	—	58	—	505	—	563
Goodwill	—	—	—	3,737	—	3,737
Other intangible assets, net	—	—	—	1,115	—	1,115
Investments in associates	—	—	—	13	—	13
Deferred tax assets	—	—	—	76	—	76
Pension benefits asset	—	—	—	623	—	623
Other non-current assets	—	9	1	199	—	209
Non-current amounts due from group undertakings	—	785	518	—	(1,303)	—
Total non-current assets	—	4,921	3,611	6,268	(8,464)	6,336
TOTAL ASSETS	$3,427	$5,953	$5,149	$19,957	$(15,647)	$18,839
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,458	$—	$10,458
Deferred revenue and accrued expenses	1	68	—	683	—	752
Income taxes payable	—	—	5	52	(12)	45
Short-term debt and current portion of long-term debt	300	—	609	79	—	988
Other current liabilities	15	50	11	482	—	558
Amounts due to group undertakings	—	5,234	435	1,502	(7,171)	—
Total current liabilities	316	5,352	1,060	13,256	(7,183)	12,801
NON-CURRENT LIABILITIES
Investments in subsidiaries	387	—	—	—	(387)	—
Long-term debt	495	580	1,203	—	—	2,278
Liabilities for pension benefits	—	—	—	279	—	279
Deferred tax liabilities	—	1	—	239	—	240
Provisions for liabilities	—	—	—	295	—	295
Other non-current liabilities	—	36	—	497	—	533
Non-current amounts due to group undertakings	—	518	—	785	(1,303)	—
Total non-current liabilities	882	1,135	1,203	2,095	(1,690)	3,625
TOTAL LIABILITIES	$1,198	$6,487	$2,263	$15,351	$(8,873)	$16,426
Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	53	—	53

EQUITY
Total Willis Towers Watson stockholders’ equity	2,229	(534)	2,886	4,422	(6,774)	2,229
Noncontrolling interests	—	—	—	131	—	131
Total equity	2,229	(534)	2,886	4,553	(6,774)	2,360
TOTAL LIABILITIES AND EQUITY	$3,427	$5,953	$5,149	$19,957	$(15,647)	$18,839

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	3	—	1,041	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Other current assets	—	39	—	206	(33)	212
Amounts due from group undertakings	3,675	1,153	797	1,114	(6,739)	—
Total current assets	3,684	1,197	797	11,933	(6,772)	10,839
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,478	2,579	—	(6,057)	—
Fixed assets, net	—	62	—	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	19	—	19
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	—	3	1	206	—	210
Non-current amounts due from group undertakings	—	740	518	—	(1,258)	—
Total non-current assets	—	4,430	3,098	4,369	(7,315)	4,582
TOTAL ASSETS	$3,684	$5,627	$3,895	$16,302	$(14,087)	$15,421
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	34	—	584	—	619
Income taxes payable	—	6	5	55	(33)	33
Short-term debt and current portion of long-term debt	—	149	17	1	—	167
Other current liabilities	67	46	11	320	—	444
Amounts due to group undertakings	—	5,267	576	896	(6,739)	—
Total current liabilities	68	5,502	609	10,804	(6,772)	10,211
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	793	579	758	—	—	2,130
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	147	—	147
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	17	—	372	—	389
Non-current amounts due to group undertakings	—	518	—	740	(1,258)	—
Total non-current liabilities	1,631	1,114	758	1,737	(2,096)	3,144
TOTAL LIABILITIES	$1,699	$6,616	$1,367	$12,541	$(8,868)	$13,355
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Towers Watson stockholders’ equity	1,985	(989)	2,528	3,680	(5,219)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	2,528	3,702	(5,219)	2,007
TOTAL LIABILITIES AND EQUITY	$3,684	$5,627	$3,895	$16,302	$(14,087)	$15,421

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(10)	$593	$33	$(223)	$(150)	$243
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(18)	—	(128)	—	(146)
Additions to intangible assets	—	—	—	(12)	—	(12)
Acquisitions of operations, net of cash acquired	—	—	—	(845)	—	(845)
Payments to acquire other investments, net of distributions received.	—	—	—	3	—	3
Proceeds from sale of operations, net of cash disposed	—	—	—	44	—	44
Proceeds from intercompany investing activities	321	136	—	151	(608)	—
Repayments of intercompany investing activities	(82)	—	(746)	(181)	1,009	—
Additional investment in subsidiaries	—	(420)	(178)	—	598	—
Net cash provided by (used in) investing activities	239	(302)	(924)	(955)	999	(943)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	469	—	—	469
Debt issuance costs	—	—	(5)	—	—	(5)
Repayments of debt	—	(149)	(16)	(1)	—	(166)
Proceeds from issue of other debt	—	—	592	—	—	592
Repurchase of shares	(82)	—	—	—	—	(82)
Proceeds from issue of shares	124	—	—	598	(598)	124
Excess tax benefits from share-based payment arrangement	—	—	—	7	—	7
Dividends paid	(277)	—	—	(150)	150	(277)
Acquisition of noncontrolling interests	—	—	—	(5)	—	(5)
Dividends paid to noncontrolling interests	—	—	—	(16)	—	(16)
Proceeds from intercompany financing activities	—	181	—	828	(1,009)	—
Repayments of intercompany financing activities	—	(323)	(149)	(136)	608	—
Net cash (used in) provided by financing activities	(235)	(291)	891	1,125	(849)	641
DECREASE IN CASH AND CASH EQUIVALENTS	(6)	—	—	(53)	—	(59)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(44)	—	(44)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	9	2	—	624	—	635
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$2	$—	$527	$—	$532

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$781	$181	$212	$(662)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	1	—	6	(1)	6
Additions to fixed assets	—	(19)	—	(95)	1	(113)
Additions to intangible assets	—	—	—	(4)	—	(4)
Acquisitions of operations, net of cash acquired	—	—	—	(241)	—	(241)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	120	—	435	(916)	—
Repayments of intercompany investing activities	—	(180)	(4)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(78)	(4)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	—	(15)	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangement	—	—	—	5	—	5
Dividends paid	(210)	(155)	(155)	(352)	662	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	50	—	180	(230)	—
Repayments of intercompany financing activities	—	(595)	(7)	(314)	916	—
Net cash used in financing activities	(289)	(704)	(177)	(470)	1,317	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$399	$63	$662	$(567)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	3	—	9	—	12
Additions to fixed assets	—	(18)	—	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of operations, net of cash acquired	—	(237)	—	(30)	237	(30)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(3)	—	(3)
Proceeds from sale of operations, net of cash disposed	—	—	—	257	(237)	20
Proceeds from intercompany investing activities	383	160	132	60	(735)	—
Repayments of intercompany investing activities	(347)	(120)	(442)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(212)	(310)	(588)	954	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	—	522	—	—	522
Debt issuance costs	—	—	(8)	—	—	(8)
Repayments of debt	—	(521)	(15)	—	—	(536)
Tender premium on extinguishment of senior notes	—	(65)	—	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(193)	(230)	(330)	(7)	567	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	1,075	147	467	(1,689)	—
Repayments of intercompany financing activities	—	(443)	(69)	(223)	735	—
Net cash (used in) provided by financing activities	(38)	(184)	247	225	(387)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796